GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Disclosure Of Commitments And Contingent Liabilities [Abstract]
GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 17 – GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES

The guarantee commitments of the Group are less than USD 0.1m (2016: USD 0.1m, 2015: USD 0.1m) and relate to guarantee commitments to Danish Shipowners' Association.

The Group is involved in certain legal proceedings and disputes. It is Management's opinion that the outcome of these proceedings and disputes will not have any material impact on the Group's financial position, results of operations and cash flows.